LAND USE RIGHTS, NET (Details) - Land use rights ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)
LAND USE RIGHTS, NET
Land use rights, cost	$ 213		¥ 1,388		¥ 1,388
Less: Accumulated amortization	(34)		(194)		(222)
Land use rights, net	179		1,194		¥ 1,166
Amortization expense	$ 4	¥ 28	¥ 28	¥ 257